Debt and Equity Securities - Summary of Debt and Equity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	$ 28,195	$ 28,123
Securities Held-To-Maturity, Gross Unrealized Gains	348	465
Securities Held-To-Maturity, Gross Unrealized Losses	178	188
Securities Held-To-Maturity, Estimated Market Value	28,365	28,400
Securities Available-For-Sale, Amortized Cost	332,506	347,520
Securities Available-For-Sale, Gross Unrealized Gains	973	1,056
Securities Available-For-Sale, Gross Unrealized Losses	2,351	2,156
Total investment securities available-for-sale	331,128	346,420
US Government-Sponsored Enterprises (GSEs) [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	77,177	131,767
Securities Available-For-Sale, Gross Unrealized Gains	215	129
Securities Available-For-Sale, Gross Unrealized Losses	483	1,329
Total investment securities available-for-sale	76,909	130,567
Government-Sponsored Enterprises (GSEs) residential [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	9,375	7,398
Securities Held-To-Maturity, Gross Unrealized Gains	60	76
Securities Held-To-Maturity, Gross Unrealized Losses	169	147
Securities Held-To-Maturity, Estimated Market Value	9,266	7,327
Securities Available-For-Sale, Amortized Cost	192,983	170,802
Securities Available-For-Sale, Gross Unrealized Gains	430	731
Securities Available-For-Sale, Gross Unrealized Losses	1,498	464
Total investment securities available-for-sale	191,915	171,069
SBAP [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	31,253	30,627
Securities Available-For-Sale, Gross Unrealized Gains	54	98
Securities Available-For-Sale, Gross Unrealized Losses	273	205
Total investment securities available-for-sale	31,034	30,520
Obligations of States and Political Subdivisions [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	18,820	20,725
Securities Held-To-Maturity, Gross Unrealized Gains	288	389
Securities Held-To-Maturity, Gross Unrealized Losses	9	41
Securities Held-To-Maturity, Estimated Market Value	19,099	21,073
Securities Available-For-Sale, Amortized Cost	31,093	14,324
Securities Available-For-Sale, Gross Unrealized Gains	274	98
Securities Available-For-Sale, Gross Unrealized Losses	97	158
Total investment securities available-for-sale	$ 31,270	$ 14,264